SCHEDULE OF INTANGIBLE ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Indefinite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, Gross Carrying Amount	$ 661	$ 680
Finite-lived intangible assets, Accumulated Amortization Amount	(657)	(647)
Finite-lived intangible assets, Net Carrying Amount	4	33
Indefinite-lived intangible assets, Gross Carrying Amount	123,899	127,378
Indefinite-lived intangible assets, Accumulated Amortization Amount
Indefinite-lived intangible assets, Net Carrying Amount	123,899	127,378
Intangible assets, Gross Carrying Amount	124,560	128,058
Intangible assets, Net Carrying Amount	123,903	127,411
Computer Software, Intangible Asset [Member]
Indefinite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, Gross Carrying Amount	459	472
Finite-lived intangible assets, Accumulated Amortization Amount	(455)	(439)
Finite-lived intangible assets, Net Carrying Amount	4	33
Patents [Member]
Indefinite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, Gross Carrying Amount	202	208
Finite-lived intangible assets, Accumulated Amortization Amount	(202)	(208)
Finite-lived intangible assets, Net Carrying Amount
Trademark and Manufacturing License [Member]
Indefinite-Lived Intangible Assets [Line Items]
Indefinite-lived intangible assets, Gross Carrying Amount	123,899	127,378
Indefinite-lived intangible assets, Accumulated Amortization Amount
Indefinite-lived intangible assets, Net Carrying Amount	$ 123,899	$ 127,378